Stock Incentive Plan and Warrants (Details 1) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 Range One [Member]	Dec. 31, 2010 Range One [Member]	Dec. 31, 2009 Range One [Member]	Dec. 31, 2011 Range One [Member]	Dec. 31, 2012 Range Two [Member]	Dec. 31, 2011 Range Two [Member]	Dec. 31, 2010 Range Two [Member]	Dec. 31, 2012 Range Three [Member]	Dec. 31, 2011 Range Three [Member]	Dec. 31, 2010 Range Three [Member]	Dec. 31, 2012 Range Four [Member]	Dec. 31, 2011 Range Four [Member]	Dec. 31, 2010 Range Four [Member]	Dec. 31, 2012 Range Five [Member]	Dec. 31, 2011 Range Five [Member]	Dec. 31, 2010 Range Five [Member]
Summary of options granted, exercised, outstanding and exercisable
Outstanding at January 1	11,907,622	8,623,843												14,890,956	11,907,622
Number of Shares, Granted					250,000	4,300,000	4,250,000
Exercised									(1,316,666)	(966,221)
Forfeited
Outstanding and exercisable at December 31	14,890,956	11,907,622	8,623,843											15,140,956	14,890,956	11,907,622
Exercise Price, minimum	$ 0.32	$ 0.32	$ 0.32		$ 0.84	$ 0.93	$ 1.00		$ 0.32	$ 0.62				$ 0.32	$ 0.32	$ 0.32
Exercise price, maximum	$ 1.50	$ 1.50	$ 1.50		$ 0.93	$ 1.04	$ 1.16		$ 1.00	$ 1.10				$ 1.50	$ 1.50	$ 1.50
Outstanding at January 1 / Number outstanding at December 31	$ 0.98	$ 0.95		$ 0.98
Weighted Average Exercise Price, Granted					$ 0.86	$ 0.94	$ 1.01
Weighted Average Exercise Price, Exercised									$ 0.86	$ 0.92
Weighted Average Exercise Price, Forfeited
Outstanding and exercisable at December 31														$ 0.97	$ 0.98	$ 0.98